Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Minimum Annual Lease Payments Under Noncancelable Lease Arrangements

Minimum annual lease payments under noncancelable lease arrangements at December 31, 2014, are as follows (in thousands):

	Capital Leases	Operating Leases
Year ending December 31:
2015	$335	$688
2016	139	649
2017	—	365
2018	—	158
2019	—	163
Thereafter		627

Total minimum lease payments	474	$2,650

Less amount representing interest	43

Present value of future minimum lease payments	431
Less current installments of obligations under capital leases	304

Long-term capital lease obligations	$127